March 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc.

(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO Low Volatility Equity Fund and the BMO TCH Intermediate Income Fund (the “Funds”), each a series of BMO Funds, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Funds’ shareholders to be held on May 18, 2015. We anticipate mailing definitive copies of the proxy statement to shareholders on or about March 31, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours, GODFREY & KAHN, S.C. /s/ Laura A. Bautista Laura A. Bautista